PROMISSORY NOTES - TEP Note (Details) - USD ($)	1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	May 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 17, 2022	Dec. 31, 2015
Debt Instrument [Line Items]
Warrants granted (in shares)			31,250									3,700,000
Warrant exercise price (in usd per share)			$ 0.01									$ 0.9382
Proceeds from issuance of bridge promissory note								$ 12,250,000	$ 0
Common stock, shares issued (in shares)	999,748							2,956,354		999,748
Number of shares to be issued upon conversion		4,150,000
Conversion price (in usd per share)		$ 1.00
Convertible notes, converted, shares issued (in shares)	4,150,000
Convertible promissory notes | TEP Note
Debt Instrument [Line Items]
Proceeds from issuance of bridge promissory note			$ 125,000	$ 500,000	$ 500,000
Principal amount of debt to be converted		$ 3,500,000
Amount of accrued interest to be converted		650,000
Long-term debt, gross		125,000									$ 3,500,000
Accrued interest		15,000		650,000							1,111,000
Long-term debt, including interest		$ 140,000
Payment of notes payable	$ 140,000
Conversion of convertible notes to common stock	4,150,000
Accrued interest forfeited	$ 863,000
Interest expense										$ 477,000	546,000
Private GRI
Debt Instrument [Line Items]
Warrants granted (in shares)			1,169		17,269	25,245
Warrant exercise price (in usd per share)			$ 0.27		$ 0.27	$ 0.27
Proceeds from issuance of bridge promissory note										$ 1,250,000	$ 0
Common stock, shares issued (in shares)	31,130,077									31,130,077	26,722,077
Number of shares to be issued upon conversion		155,210
Conversion price (in usd per share)		$ 26.74									$ 1.30
Convertible notes, converted, shares issued (in shares)	155,210
Conversion of convertible notes to common stock										$ 5,337,000	$ 0
Private GRI | Call Option
Debt Instrument [Line Items]
Common stock, shares issued (in shares)													39,720
Call option price (in usd per share)													$ 26.74
Private GRI | Convertible promissory notes | TEP Note
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,500,000	$ 5,000,000
Convertible notes interest rate (as a percent)						12.00%
Proceeds from issuance of bridge promissory note			$ 125,000	$ 500,000	$ 500,000	$ 2,500,000
Principal amount of debt to be converted		$ 3,500,000
Amount of accrued interest to be converted		650,000
Conversion price (in usd per share)				$ 1.00
Long-term debt, gross		125,000
Accrued interest		15,000
Long-term debt, including interest		$ 140,000
Payment of notes payable	$ 140,000
Conversion of convertible notes to common stock	4,150,000
Accrued interest forfeited	$ 863,000
Interest expense							$ 142,000		$ 352,000